Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Basis of consolidation
A.	Basis of consolidation
(1)	Business combination

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, then the Group may implement the concentration test, according to which the set of assets and activities acquired do not constitute a business. Control exists when the Group is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Group and others are taken into account when assessing control.

The Group recognizes goodwill on an acquisition according to the fair value of the consideration transferred, less the net amount of the identifiable assets acquired and the liabilities assumed. Any goodwill that arises is tested annually for impairment.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is classified as a financial liability and remeasured at fair value at each reporting date, and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

(2)	Subsidiaries

Subsidiaries are entities controlled by the Group. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of the subsidiaries are aligned with the policies adopted by the Group.

(3)	Non-controlling interest

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company.

Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total profit or loss and other comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

Foreign currency
B.	Foreign currency
(1)	Foreign currency transactions

Transactions in currencies other than the USD are translated into the functional currency of the Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising from translation are recognized in profit or loss.

(2)	Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising upon acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at exchange rates at the dates of the transactions, mainly the average exchange rates during the period.

Foreign currency differences are recognized in other comprehensive income and are presented in equity in the foreign currency translation reserve (hereinafter – “translation reserve”).

When a foreign operation is disposed of such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as a part of the gain or loss on disposal.

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements.

(3)	Below are details regarding the Consumer Price Index of the New Israeli Shekel (“NIS”) and the exchange rate of Euro, Swiss Franc (“CHF”) and British Pound (“GBP”):

	Consumer
	Price Index	Euro	CHF	NIS	GBP
December 31, 2024	114.80	1.04	1.10	0.27	1.25
December 31, 2023	111.20	1.11	1.19	0.28	1.27
December 31, 2022	108.00	1.07	1.08	0.28	1.20
Change in percentages:
Year ended December 31, 2024	3.24	(5.88)	(7.14)	(0.55)	(1.55)
Year ended December 31, 2023	2.96	3.71	9.70	(2.98)	5.80
Year ended December 31, 2022	5.26	(5.62)	(0.54)	(11.62)	(10.80)

Revenue recognition
C.	Revenue recognition

The Group recognizes revenue when the customer obtains control over the promised goods or services. On the contract’s inception date, the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer goods or services (or a bundle of goods or services) that are distinct.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. The Group’s identified performance obligations include: printer, ink, maintenance (which is generally provided for a period of up to one year), training and installation.

In some cases, the Group recognizes a warranty as a distinct service to the customer and is, therefore, a distinct performance obligation.

Revenue is allocated among performance obligations in a manner that reflects the consideration that the Group expects to be entitled to for the promised goods based on the standalone selling prices (“SSP”) of the goods or services of each performance obligation.

If a stand-alone selling price is not directly observable, the Group allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.

Revenues allocated to the printers, installation and training, and ink and other consumables are recognized when the control is passed in accordance with the contract terms at a point in time.

Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized at the time of performance.

Revenues from the provision of development services, which are contingent on the existence of milestones, are recognized solely on the existence of the relevant milestone.

When the consideration for the contract is in a form other than cash, the Group measures the non-cash consideration at fair value. In trade-up contracts, the Group delivers new printer and receives previous model printer and cash. The Group needs to evaluate the fair value of the printer received. In doing so, the Group measures the difference between the SSP of the new printer and the cash received.

Financial instruments
D.	Financial instruments
(1)	Trade receivables

The Group initially recognizes trade receivables on the date that they are created. A trade receivables without a significant financing component is initially measured at the transaction price and subsequently measured at amortized cost. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

On each reporting date, the Group assesses whether the trade receivables carried at amortized cost are credit-impaired. The Group’s policy for estimating the credit losses on trade receivables includes analysis of such items as aging, credit worthiness, payment history, and historical bad debt experience.

Provisions for expected credit losses of financial assets measured at amortized cost are deducted from the gross carrying amount of the financial assets.

(2)	Investment in securities

The Group measures investment in equity instruments in fair value through profit and loss.

(3)	Repurchase of share capital

When share capital recognized as equity is repurchased by the Group, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

Property plant and equipment
E.	Property plant and equipment

Property, plant and equipment are presented according to cost, including directly attributed acquisition costs, minus accumulated depreciation and losses from accrued decrease in value.

The cost of printers used for internal purposes, which are classified as property, plant and equipment, includes the cost of materials and direct labor, and any other costs directly attributable to bringing the assets to a working condition for their intended use.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

%
Machinery, equipment and vehicles	7 – 25
Computers and peripherals (mainly 33%)	13 – 33
Office furniture and equipment	7 – 20
Leasehold Improvements	10 – 30
Buildings	3.5

Intangible assets
F.	Intangible assets
(1)	Research and development

Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset.

The Group did not capitalize development expenses because the Group estimated that not all aforementioned conditions were met.

(2)	Other intangible assets

Other intangible assets that are acquired by the Group are measured at cost less accumulated amortization and accumulated impairment losses.

(3)	Amortization

Amortization is recognized in profit or loss on a straight-line basis, over the estimated useful lives of the intangible assets from the date they are available for use, since these methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset.

Inventories
G.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted averages method, and includes expenditure incurred in acquiring the inventories and the costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Impairment of non-financial assets
H.	Impairment of non-financial assets

Determining cash-generating units

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

Allocation of goodwill to cash-generating units or a group of cash-generating units

For the purposes of goodwill impairment testing, cash-generating units to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes.

Goodwill acquired in a business combination is allocated to a group of cash-generating units, including those existing in the Group before the business combination, that are expected to benefit from the synergies of the combination. Therefore, the Group tests the goodwill acquired from the acquisitions of its subsidiaries, at the Group’s level, since the goodwill cannot be allocated to individual cash-generating units.

The Group’s corporate assets

The Group recognizes technology assets, including technology assets recognized in business combinations, as corporate assets that do not generate separate cash inflows and are utilized by more than one cash-generating unit. Those technology assets cannot be allocated reasonably and consistently to cash-generating units and therefore are allocated to the Group level.

Recognition of impairment loss

An impairment loss is recognized if the carrying amount of an asset or a cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of a group of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the cash-generating units on a pro rata basis.

Provisions
I.	Provisions

A provision for claims is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. When the value of time is material, the provision is measured at its present value.

A provision for warranties is recognized when the underlying products or services are sold. The provision is based on historical warranty data and a weighting of all possible outcomes against their associated probabilities.

Government grants
J.	Government grants

Grants received from the Israeli Innovation Authority (“IIA”) are recognized as a liability according to their fair value on the date of their receipt. The amount of the liability is reexamined each period, and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. Expenses related to revaluation of the liability in respect of government grants were recognized in the statements of profit or loss and other comprehensive income as finance expenses.

Leases
K.	Leases

Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments, and concurrently recognizes a right-of-use asset at the same amount of the lease liability.

Since the interest rate implicit in the Group’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated on a straight-line basis over the shorter of the lease term or useful life of the asset, as follows:

Buildings	2-7 years
Vehicles	3 years

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

The Group has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

For lease contracts that contain non-lease components, such as services or maintenance, which are related to a lease component, the Group elected to account for the contract as a single lease component without separating the components.

Financing income and expenses
L.	Financing income and expenses

Financing income is comprised of interest income on deposits, revaluation of liability in respect of government grants, foreign currency gains and fair value changes of financial liabilities and assets through profit and loss.

Financing expenses are comprised of bank fees, foreign currency losses, revaluation of liability in respect of government grants and fair value changes of financial liabilities through profit and loss.

In the statements of cash flows, interest paid is presented as part of cash flows from financing activities and interest received is presented as part of cash flows from investing activities.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

Income tax expense
M.	Income tax expenses

Income tax comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to a business combination or recognized directly in equity or in other comprehensive income to the extent they relate to items recognized directly in equity or in other comprehensive income.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their current tax assets and liabilities will be realized simultaneously.

For more information regarding the deferred tax assets and liabilities, see note 16.

Employee benefits
N.	Employee benefits

Post-employment benefits

The Group’s liability for severance pay for its Israeli employees is mainly calculated pursuant to Israeli Severance Pay Law (1963) (the “Severance Pay Law”). The Group’s liability is covered by monthly deposits with severance pay funds and insurance policies. For most of the Group’s employees, the payments to pension funds and to insurance companies exempt the Group from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan. Accumulated amounts in pension funds and in insurance companies are not under the Group’s control or management and, accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated statements of financial position.

Post-employment benefits for Essemtec employees are treated as defined benefit plans.

Share-based payment transactions
O.	Share-based payment transactions

The Group mainly uses grants of restricted share units (“RSUs”) in order to incentivize the performance of officers and other key employees, and to members of the board of directors who are not employees. The grant date fair value of share-based payment awards granted is recognized as a shared-based payments expenses, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. Share-based payment arrangements in which the subsidiary grants rights to parent company equity instruments to its employees are accounted for by the Group as equity-settled share-based payment transactions.

The amount recognized as an expense in respect of share-based payment awards that are conditional upon meeting service and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.
New standards, amendments to standards and interpretations not yet adopted	New standards, amendments to standards and interpretations not yet adopted

IFRS 18, Presentation and Disclosure in Financial Statements. This standard replaces IAS 1, Presentation of Financial Statements. The standard provides guidance for improving the structure and content of the financial statements, particularly the income statement. The standard includes new disclosure and presentation requirements as well as requirements that were taken from IAS 1, Presentation of Financial Statements. As part of the new disclosure requirements, it is required to present two subtotals in the income statement: operating profit and profit before financing and taxes. The standard’s initial date of application is for annual reporting periods beginning on or after January 1, 2027 with earlier application being permitted. The Group is examining the effects of the standard on its financial statements with no plans for early adoption.